Income Taxes - Schedule of Tax Preferential Policies (Details)	12 Months Ended
Dec. 31, 2020
Tibet Lieqian Network Technology Co., Ltd
Income Tax Contingency [Line Items]
Chinese EIT rate	Preferential tax rate of 15% from 2018 and thereafter
Qualification for preferential tax rate	Preferential tax rate for enterprises in Tibet, China
CFO Genius
Income Tax Contingency [Line Items]
Chinese EIT rate	Preferential tax rate of 15% from 2018 to 2020.
Qualification for preferential tax rate	HNTE
CFO Tibet
Income Tax Contingency [Line Items]
Chinese EIT rate	Preferential tax rate of 9% from 2015 to 2017 and 15% thereafter
Qualification for preferential tax rate	Preferential tax rate for enterprises in Tibet, China